Consolidated statement of cash flows (Parenthetical) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Statement of cash flows [Line items]
Purchase of current available-for-sale investments, liquid assets	€ 2,729
Proceeds from maturities and sale of current available-for-sale investments, liquid assets	3,265
Alcatel Lucent
Statement of cash flows [Line items]
Purchase of current available-for-sale investments, liquid assets	724
Proceeds from maturities and sale of current available-for-sale investments, liquid assets	€ 724